John Hancock
Fundamental Equity Income Fund
Quarterly portfolio holdings 6/30/2024

Fund’s investments
As of 6-30-24 (unaudited)
	Shares	Value
Common stocks 93.4%		$8,983,777
(Cost $7,896,884)
Communication services 4.8%		460,942
Interactive media and services 2.1%
Alphabet, Inc., Class A	833	151,731
Meta Platforms, Inc., Class A	96	48,405
Media 2.7%
Comcast Corp., Class A	6,660	260,806
Consumer discretionary 8.5%		815,909
Automobile components 0.8%
Mobileye Global, Inc., Class A (A)	2,748	77,178
Broadline retail 1.2%
Amazon.com, Inc. (A)	159	30,727
eBay, Inc.	1,572	84,448
Hotels, restaurants and leisure 3.1%
Starbucks Corp.	1,262	98,247
Vail Resorts, Inc.	1,134	204,267
Household durables 1.9%
Lennar Corp., Class A	1,190	178,345
Leisure products 0.7%
Polaris, Inc.	896	70,166
Specialty retail 0.8%
Lowe’s Companies, Inc.	329	72,531
Consumer staples 9.0%		867,201
Beverages 1.5%
Anheuser-Busch InBev SA/NV, ADR	1,327	77,165
Diageo PLC, ADR	526	66,318
Consumer staples distribution and retail 2.6%
Walmart, Inc.	3,788	256,485
Food products 2.1%
Danone SA, ADR	16,470	201,922
Household products 1.2%
Reynolds Consumer Products, Inc.	4,037	112,955
Personal care products 1.6%
Haleon PLC, ADR	18,445	152,356
Energy 9.5%		913,507
Oil, gas and consumable fuels 9.5%
Cheniere Energy, Inc.	1,886	329,729
Kinder Morgan, Inc.	13,594	270,113
Suncor Energy, Inc.	6,986	266,167
Valero Energy Corp.	303	47,498
Financials 22.0%		2,117,094
Banks 7.4%
Bank of America Corp.	5,147	204,696
Citigroup, Inc.	4,642	294,581
First Hawaiian, Inc.	4,122	85,573
Wells Fargo & Company	2,190	130,064
Capital markets 13.4%
KKR & Company, Inc.	2,172	228,581
2	JOHN HANCOCK FUNDAMENTAL EQUITY INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Financials (continued)
Capital markets (continued)
Morgan Stanley	2,707	$263,093
Nasdaq, Inc.	5,250	316,365
S&P Global, Inc.	287	128,002
State Street Corp.	2,482	183,668
The Goldman Sachs Group, Inc.	367	166,001
Consumer finance 1.2%
American Express Company	503	116,470
Health care 15.3%		1,469,266
Biotechnology 3.2%
Gilead Sciences, Inc.	3,438	235,881
Moderna, Inc. (A)	627	74,456
Health care equipment and supplies 1.1%
Becton, Dickinson and Company	449	104,936
Health care providers and services 4.3%
Elevance Health, Inc.	757	410,188
Life sciences tools and services 0.9%
Thermo Fisher Scientific, Inc.	163	90,139
Pharmaceuticals 5.8%
Bristol-Myers Squibb Company	5,094	211,554
GSK PLC, ADR	7,603	292,716
Merck & Company, Inc.	399	49,396
Industrials 6.1%		585,356
Aerospace and defense 1.4%
RTX Corp.	1,303	130,808
Air freight and logistics 1.6%
United Parcel Service, Inc., Class B	1,138	155,735
Electrical equipment 0.8%
Regal Rexnord Corp.	589	79,645
Ground transportation 1.0%
Union Pacific Corp.	437	98,876
Trading companies and distributors 1.3%
United Rentals, Inc.	186	120,292
Information technology 8.2%		785,965
Semiconductors and semiconductor equipment 3.2%
Analog Devices, Inc.	692	157,956
Texas Instruments, Inc.	740	143,952
Software 5.0%
Microsoft Corp.	388	173,417
Oracle Corp.	2,200	310,640
Materials 2.3%		225,949
Chemicals 2.3%
LyondellBasell Industries NV, Class A	2,362	225,949
Real estate 7.7%		742,588
Specialized REITs 7.7%
American Tower Corp.	1,225	238,116
Crown Castle, Inc.	4,460	435,742
Lamar Advertising Company, Class A	575	68,730

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK FUNDAMENTAL EQUITY INCOME FUND	3

	Yield (%)	Shares	Value
Short-term investments 6.7%			$649,425
(Cost $649,410)
Short-term funds 6.7%			649,425
John Hancock Collateral Trust (B)	5.2940(C)	64,963	649,425

Total investments (Cost $8,546,294) 100.1%	$9,633,202
Other assets and liabilities, net (0.1%)	(11,015)
Total net assets 100.0%	$9,622,187

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(C)	The rate shown is the annualized seven-day yield as of 6-30-24.
The fund had the following country composition as a percentage of net assets on 6-30-24:
United States	88.2%
United Kingdom	5.3%
Canada	2.8%
France	2.1%
Other countries	1.6%
TOTAL	100.0%
4	JOHN HANCOCK FUNDAMENTAL EQUITY INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
As of June 30, 2024, all investments are categorized as Level 1 under the hierarchy described above.
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	64,963	$609,614	$136,724	$(96,885)	$(17)	$(11)	$8,577	—	$649,425
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
|	5